FAIR VALUE DISCLOSURES (DETAILS 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	$ 68	$ (5)	$ (1)
Transfers into level 3		3
Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Increase (decrease) in the fair value of the reinsurance contracts	0	(2)
Other Comprehensive Income (Loss)	(2)	14
Corporate [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	35	34
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	2	1
Subtotal	2	1
Other Comprehensive Income (Loss)	(2)
Sales	(26)	(3)
Transfers into level 3		3
Closing Balance	9	35
Commercial Mortgage-backed [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	35	29
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	(9)	(7)
Subtotal	(9)	(7)
Other Comprehensive Income (Loss)	(1)	13
Sales	(1)
Closing Balance	24	35
Commercial Mortgage-backed [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	(2)	13
Asset-backed [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	6	5
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	2
Subtotal	2	0
Other Comprehensive Income (Loss)	(2)	1
Sales	(6)
Closing Balance	0	6
GMIB Reinsurance Contracts [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	7	9
Total Gains Losses Realized Unrealized Included In [Abstract]
Increase (decrease) in the fair value of the reinsurance contracts	(7)	(2)
Subtotal	(7)	(2)
Closing Balance	0	7
GMIB Reinsurance Contracts [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Increase (decrease) in the fair value of the reinsurance contracts		(2)
Other Fixed Maturities Available For Sale [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	$ 0	$ 1